FINANCIAL STATEMENTS

Separate Account VUL of Integrity Life Insurance Company
Year Ended December 31, 2020
With Report of Independent Registered Public
Accounting Firm

Separate Account VUL
of
Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm

The Board of Directors of Integrity Life Insurance Company and
The Contract Owners of Separate Account VUL of Integrity Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Separate Account VUL of Integrity Life Insurance Company (the Separate Account), as of December 31, 2020, and the related statements of operations for the year ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 13, 2021

Appendix A
Subaccounts comprising Separate Account VUL of Integrity Life Insurance Company

EQ Advisors Trust	EQ Premier VIP Trust
Class 1A:	Class A:
EQ/Common Stock Index	EQ/Moderate Allocation
EQ/International Equity Index	EQ/Core Plus Bond (formerly, AXA/EQ
EQ/Money Market	Charter Multi-Sector Bond)
Multimanager Aggressive Equity

Separate Account VUL of Integrity Life Insurance Company

Statement of Assets and Liabilities

December 31, 2020

	EQ/ Common Stock Index -	EQ/ Money Market -	EQ/ Moderate Allocation -	Multimanager Aggressive Equity -	EQ/Core Plus Bond -	EQ/ International Equity Index -
	Class 1A	Class 1A	Class A	Class 1A	Class A	Class 1A

Assets
Investments at fair value	$4,775,155	$37,828	$1,256,314	$1,373,253	$57,483	$398,814

Liabilities
Receivable from (payable to) the general account of Integrity	5	1	(2)	2	(1)	(1)

Net assets	$4,775,160	$37,829	$1,256,312	$1,373,255	$57,482	$398,813

Unit value	$2,160.18	$238.03	$824.94	$1,977.45	$441.97	$607.64

Units outstanding	2,211	159	1,523	694	130	656

See accompanying notes.

Separate Account VUL of Integrity Life Insurance Company

Statement of Operations

Year Ended December 31, 2020

	EQ/ Common Stock Index -	EQ/ Money Market -	EQ/ Moderate Allocation -	Multimanager Aggressive Equity -	EQ/Core Plus Bond -	EQ/ International Equity Index -
	Class 1A	Class 1A	Class A	Class 1A	Class A	Class 1A

Investment income
Reinvested Dividends	$46,566	$95	$25,529	$—	$1,142	$6,934
Realized Gain on Distributions	225,081	1	60,381	116,817	2,019	1,015
Expenses
Mortality and expense risk charges	(24,788)	(277)	(7,048)	(6,900)	(333)	(2,161)
Net investment income (loss)	246,859	(181)	78,862	109,917	2,828	5,788

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on sales of investments	124,588	—	(1,314)	68,622	164	(2,586)
Change in net unrealized appreciation
(depreciation) during the year	392,697	—	42,472	207,623	4,382	6,340
Net realized and unrealized gain (loss)
on investments	517,285	—	41,158	276,245	4,546	3,754

Net increase (decrease) in net assets
resulting from operations	$764,144	$(181)	$120,020	$386,162	$7,374	$9,542

See accompanying notes.

Separate Account VUL of Integrity Life Insurance Company

Statements of Changes in Net Assets

Year Ended December 31, 2020

	EQ/ Common Stock Index -	EQ/ Money Market -	EQ/ Moderate Allocation -	Multimanager Aggressive Equity -	EQ/Core Plus Bond -	EQ/ International Equity Index -
	Class 1A	Class 1A	Class A	Class 1A	Class A	Class 1A

Increase (decrease) in net assets from operations
Net investment income (loss)	$246,859	$(181)	$78,862	$109,917	$2,828	$5,788
Net realized gain (loss) on sales of investments	124,588	—	(1,314)	68,622	164	(2,586)
Change in net unrealized appreciation (depreciation) during the year	392,697	—	42,472	207,623	4,382	6,340
Net increase (decrease) in net assets resulting from operations	764,144	(181)	120,020	386,162	7,374	9,542

Increase (decrease) in net assets from contract related transactions
Contributions from contract owners	$81,048	$6,331	$47,695	$32,897	$1,560	$12,748
Contract terminations and benefits	(121,337)	(6,420)	(34,541)	(58,427)	(2,241)	(11,331)
Net contract loan activity	11,247	(150)	2,652	(664)	(258)	98
Net transfers among investment divisions	(3,108)	4	(1,245)	(5,960)	—	(379)
Contract maintenance charges	(198,236)	(9,527)	(86,611)	(65,342)	(2,940)	(26,382)
Net increase (decrease) in net assets from contract related transactions	(230,386)	(9,762)	(72,050)	(97,496)	(3,879)	(25,246)
Increase (decrease) in net assets	533,758	(9,943)	47,970	288,666	3,495	(15,704)

Net assets, beginning of year	4,241,402	47,772	1,208,342	1,084,589	53,987	414,517

Net assets, end of year	$4,775,160	$37,829	$1,256,312	$1,373,255	$57,482	$398,813

Unit transactions
Units purchased	29	22	39	9	3	16
Units redeemed	(156)	(63)	(136)	(72)	(12)	(64)
Net increase (decrease) in units	(127)	(41)	(97)	(63)	(9)	(48)

See accompanying notes.

Separate Account VUL of Integrity Life Insurance Company

Statements of Changes in Net Assets

Year Ended December 31, 2019

	EQ/ Common Stock Index -	EQ/ Money Market -	EQ/ Moderate Allocation -	Multimanager Aggressive Equity -	EQ/Core Plus Bond -	EQ/ International Equity Index -
	Class 1A	Class 1A	Class A	Class 1A	Class A	Class 1A

Increase (decrease) in net assets from operations
Net investment income (loss)	$215,563	$487	$67,130	$88,316	$791	$8,632
Net realized gain (loss) on sales of investments	362,540	1	12,959	84,837	(191)	3,425
Change in net unrealized appreciation (depreciation) during the year	457,093	(2)	90,223	112,272	2,673	63,125
Net increase (decrease) in net assets resulting from operations	1,035,196	486	170,312	285,425	3,273	75,182

Increase (decrease) in net assets from contract related transactions
Contributions from contract owners	$86,541	$6,636	$44,022	$42,669	$1,591	$13,955
Contract terminations and benefits	(298,141)	(7,494)	(119,022)	(69,297)	(110)	(9,799)
Net contract loan activity	(1,618)	(178)	(1,019)	(1,993)	(539)	(403)
Net transfers among investment divisions	(3,867)	(1)	(3,303)	270	1	(54)
Contract maintenance charges	(213,578)	(9,429)	(89,188)	(74,076)	(3,197)	(24,808)
Net increase (decrease) in net assets from contract related transactions	(430,663)	(10,466)	(168,510)	(102,427)	(2,254)	(21,109)
Increase (decrease) in net assets	$604,533	(9,980)	1,802	182,998	1,019	54,073

Net assets, beginning of year	3,636,869	57,752	1,206,540	901,591	52,968	360,444

Net assets, end of year	$4,241,402	$47,772	$1,208,342	$1,084,589	$53,987	$414,517

Unit transactions
Units purchased	109	24	53	20	11	23
Units redeemed	(366)	(68)	(291)	(97)	(17)	(62)
Net increase (decrease) in units	(257)	(44)	(238)	(77)	(6)	(39)

See accompanying notes.

Separate Account VUL
of
Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2020

1. Organization and Nature of Operations

Integrity Life Insurance Company Separate Account VUL (“the “Separate Account”) is a unit investment trust registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), established by the Integrity Life Insurance Company (the “Company”), a life insurance company, that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on July 24, 1985 for the purpose of issuing variable life insurance policies (“policies”). Variable life insurance policies have not been offered by the Company since 1990, but policies are still outstanding. Net premiums may be received under existing policies.

Policyholders may allocate or transfer their account values to one or more of the Separate Account’s subaccounts or to a guaranteed interest division provided by Integrity, or both. Four subaccounts invest in shares of the corresponding portfolios of EQ Advisors Trust (“EQAT”). The other two subaccounts invest in shares of the corresponding portfolios of EQ Premier VIP Trust (“EQPVT”). Both EQAT and EQPVT are mutual funds managed by AXA Equitable Life Insurance Company through its AXA Funds Management Group unit.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

EQ Advisors Trust	EQ Premier VIP Trust
Class 1A:	Class A:
EQ/Common Stock Index	EQ/ Core Plus Bond
EQ/International Equity Index	EQ/ Moderate Allocation
EQ/Money Market
Multimanager Aggressive Equity

During the year ended December 31, 2020, the following Underlying Fund had name change:
New Name:	Old Name:
EQ/ Core Plus Bond	AXA/EQ Charter Multi-Sector Bond
During the year ended December 31, 2019, the following Underlying Fund had name change:
New Name:	Old Name:
EQ/ Moderate Allocation	AXA/ Moderate Allocation
The statement of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020. The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020 and December 31, 2019.

Separate Account VUL
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of EQAT and EQPVT are valued at fair value as determined by the closing net asset values of the respective portfolios at December 31, 2020. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Capital gain distributions from the Underlying Funds are included in the realized gain distributions line on the Statements of Operations. Dividends from the Underlying Funds are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Share transactions are recorded on the trade date. Realized gains and losses on sales of EQAT and EQPVT shares are determined using the specific identification method.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of

Separate Account VUL
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)
the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - inputs to the valuation methodology are quoted prices in active markets.
•Level 2 - inputs to the valuation methodology are observable, directly or indirectly.
•Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value
Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges, as applicable.
Taxes
Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, the Company has the right to charge the Separate Account for any federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates
The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Separate Account VUL
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Risks and Uncertainties

The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Separate Account; and disruptions of product marketing and sales efforts. The Separate Account has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account VUL
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2020 and the cost of investments held at December 31, 2020, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
EQ/ Common Stock Index	$324,033	$(307,559)	$3,294,877
EQ/ Money Market	5,407	(15,351)	37,829
EQ/ Moderate Allocation	114,905	(108,092)	1,300,193
Multimanager Aggressive Equity	131,879	(119,458)	703,431
EQ/ Core Plus Bond	4,230	(5,280)	53,129
EQ/ International Equity Index	16,822	(36,279)	412,977

Separate Account VUL
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses

The Company assumes mortality and expense risks related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate of 0.60% of policyholders’ net assets to cover these risks. These expenses are deducted on a daily basis.

The Company makes deductions for administrative expenses and state premium taxes from premiums before amounts are allocated to the Separate Account.

5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Separate Account VUL
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

Subaccount	Year	Units	Unit Value	Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio (***)	Total Return (****)
EQ/ Common Stock Index
	2020	2,211	$2,160.18	$4,775	1.13%	0.60%	19.05%
	2019	2,338	1,814.47	4,241	1.40%	0.60%	29.45%
	2018	2,595	1,401.65	3,637	1.30%	0.60%	(6.37)%
	2017	2,775	1,496.98	4,154	1.27%	0.60%	19.75%
	2016	3,082	1,250.10	3,853	1.55%	0.60%	11.02%
EQ/ Money Market
	2020	159	$238.03	$38	0.21%	0.60%	(0.40)%
	2019	200	238.98	48	1.52%	0.60%	0.90%
	2018	244	236.84	58	1.26%	0.60%	0.66%
	2017	269	235.29	63	0.38%	0.60%	(0.20)%
	2016	348	235.77	82	0.00%	0.60%	(0.60)%
EQ/ Moderate Allocation
	2020	1,523	$824.94	$1,256	2.18%	0.60%	10.59%
	2019	1,620	745.92	1,208	1.53%	0.60%	14.84%
	2018	1,858	649.51	1,207	1.53%	0.60%	(5.34)%
	2017	2,013	686.16	1,381	1.21%	0.60%	10.38%
	2016	2,196	621.63	1,365	0.87%	0.60%	4.73%

Separate Account VUL
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

Subaccount	Year	Units	Unit Value	Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio (***)	Total Return (****)
Multimanager Aggressive Equity
	2020	694	$1,977.45	$1,373	—%	0.60%	37.99%
	2019	757	1,433.09	1,085	0.74%	0.60%	32.55%
	2018	834	1,081.17	902	0.13%	0.60%	(0.81)%
	2017	895	1,090.03	976	0.16%	0.60%	29.57%
	2016	1,008	841.24	848	0.53%	0.60%	2.82%
EQ/Core Plus Bond
	2020	130	$441.97	$57	2.06%	0.60%	14.17%
	2019	139	387.10	54	2.07%	0.60%	6.27%
	2018	145	364.26	53	2.13%	0.60%	(1.10)%
	2017	164	368.32	60	1.33%	0.60%	1.62%
	2016	249	362.44	90	1.92%	0.60%	2.31%
EQ/ International Equity Index
	2020	656	$607.64	$399	1.93%	0.60%	3.21%
	2019	704	588.75	415	2.82%	0.60%	21.41%
	2018	743	484.92	360	2.39%	0.60%	(15.68)%
	2017	767	575.11	441	2.63%	0.60%	22.49%
	2016	826	469.52	388	2.70%	0.60%	1.58%